Segmented Information - Information by Reportable Segment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	CAD 6,838	CAD 6,757
Energy supply costs	2,341	2,591
Operating expenses	2,031	1,874
Depreciation and amortization	983	873
Operating income (loss)	1,483	1,419
Other income (expenses), net	53	197
Finance charges	678	553
Income tax expense (recovery)	145	223
Net earnings (loss)	713	840
Non-controlling interests	53	35
Preference equity shareholders	75	77
Common equity shareholders	585	728
Goodwill	12,364	4,173	CAD 3,732
Identifiable assets	35,540	24,631
Total assets	47,904	28,804
Gross capital expenditures	2,061	2,243
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	(13)	(31)
Energy supply costs	(1)	(1)
Operating expenses	(12)	(12)
Depreciation and amortization	0	0
Operating income (loss)	0	(18)
Other income (expenses), net	(1)	(1)
Finance charges	(1)	(19)
Income tax expense (recovery)	0	0
Net earnings (loss)	0	0
Non-controlling interests	0	0
Preference equity shareholders	0	0
Common equity shareholders	0	0
Goodwill	0	0
Identifiable assets	(45)	(207)
Total assets	(45)	(207)
Gross capital expenditures	0	0
REGULATED | Operating segments
Segment Reporting Information [Line Items]
Revenue	6,649	6,486
Energy supply costs	2,307	2,591
Operating expenses	1,896	1,707
Depreciation and amortization	951	842
Operating income (loss)	1,495	1,346
Other income (expenses), net	52	31
Finance charges	513	457
Income tax expense (recovery)	243	229
Net earnings (loss)	791	691
Non-controlling interests	27	14
Preference equity shareholders	0	0
Common equity shareholders	764	677
Goodwill	12,337	4,173
Identifiable assets	33,980	23,461
Total assets	46,317	27,634
Gross capital expenditures	2,032	2,177
REGULATED | Operating segments | United States | ITC
Segment Reporting Information [Line Items]
Revenue	334	0
Energy supply costs	0	0
Operating expenses	151	0
Depreciation and amortization	46	0
Operating income (loss)	137	0
Other income (expenses), net	9	0
Finance charges	54	0
Income tax expense (recovery)	20	0
Net earnings (loss)	72	0
Non-controlling interests	13	0
Preference equity shareholders	0	0
Common equity shareholders	59	0
Goodwill	8,246	0
Identifiable assets	9,754	0
Total assets	18,000	0
Gross capital expenditures	223	0
REGULATED | Operating segments | United States | UNS Energy
Segment Reporting Information [Line Items]
Revenue	2,002	2,034
Energy supply costs	740	820
Operating expenses	605	573
Depreciation and amortization	264	242
Operating income (loss)	393	399
Other income (expenses), net	7	5
Finance charges	102	98
Income tax expense (recovery)	99	111
Net earnings (loss)	199	195
Non-controlling interests	0	0
Preference equity shareholders	0	0
Common equity shareholders	199	195
Goodwill	1,854	1,912
Identifiable assets	7,081	6,977
Total assets	8,935	8,889
Gross capital expenditures	524	669
REGULATED | Operating segments | United States | Central Hudson
Segment Reporting Information [Line Items]
Revenue	849	880
Energy supply costs	253	315
Operating expenses	387	381
Depreciation and amortization	61	56
Operating income (loss)	148	128
Other income (expenses), net	5	8
Finance charges	40	38
Income tax expense (recovery)	43	40
Net earnings (loss)	70	58
Non-controlling interests	0	0
Preference equity shareholders	0	0
Common equity shareholders	70	58
Goodwill	605	624
Identifiable assets	2,609	2,601
Total assets	3,214	3,225
Gross capital expenditures	233	181
REGULATED | Operating segments | Canada | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,151	1,295
Energy supply costs	347	498
Operating expenses	295	292
Depreciation and amortization	198	190
Operating income (loss)	311	315
Other income (expenses), net	17	11
Finance charges	125	134
Income tax expense (recovery)	51	51
Net earnings (loss)	152	141
Non-controlling interests	1	1
Preference equity shareholders	0	0
Common equity shareholders	151	140
Goodwill	913	913
Identifiable assets	5,317	5,116
Total assets	6,230	6,029
Gross capital expenditures	336	460
REGULATED | Operating segments | Canada | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	572	563
Energy supply costs	0	0
Operating expenses	189	183
Depreciation and amortization	180	168
Operating income (loss)	203	212
Other income (expenses), net	3	3
Finance charges	85	78
Income tax expense (recovery)	0	(1)
Net earnings (loss)	121	138
Non-controlling interests	0	0
Preference equity shareholders	0	0
Common equity shareholders	121	138
Goodwill	227	227
Identifiable assets	3,830	3,592
Total assets	4,057	3,819
Gross capital expenditures	375	452
REGULATED | Operating segments | Canada | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	377	360
Energy supply costs	132	116
Operating expenses	88	89
Depreciation and amortization	57	57
Operating income (loss)	100	98
Other income (expenses), net	0	0
Finance charges	37	39
Income tax expense (recovery)	9	9
Net earnings (loss)	54	50
Non-controlling interests	0	0
Preference equity shareholders	0	0
Common equity shareholders	54	50
Goodwill	235	235
Identifiable assets	1,908	1,872
Total assets	2,143	2,107
Gross capital expenditures	74	103
REGULATED | Operating segments | Canada | Eastern Canadian
Segment Reporting Information [Line Items]
Revenue	1,063	1,033
Energy supply costs	698	673
Operating expenses	136	143
Depreciation and amortization	91	82
Operating income (loss)	138	135
Other income (expenses), net	2	2
Finance charges	55	56
Income tax expense (recovery)	21	19
Net earnings (loss)	64	62
Non-controlling interests	0	0
Preference equity shareholders	0	0
Common equity shareholders	64	62
Goodwill	67	67
Identifiable assets	2,327	2,219
Total assets	2,394	2,286
Gross capital expenditures	161	175
REGULATED | Operating segments | Caribbean | Caribbean Electric
Segment Reporting Information [Line Items]
Revenue	301	321
Energy supply costs	137	169
Operating expenses	45	46
Depreciation and amortization	54	47
Operating income (loss)	65	59
Other income (expenses), net	9	2
Finance charges	15	14
Income tax expense (recovery)	0	0
Net earnings (loss)	59	47
Non-controlling interests	13	13
Preference equity shareholders	0	0
Common equity shareholders	46	34
Goodwill	190	195
Identifiable assets	1,154	1,084
Total assets	1,344	1,279
Gross capital expenditures	106	137
NON-REGULATED | Operating segments | Energy Infra-structure
Segment Reporting Information [Line Items]
Revenue	193	107
Energy supply costs	35	1
Operating expenses	39	19
Depreciation and amortization	28	18
Operating income (loss)	91	69
Other income (expenses), net	2	56
Finance charges	4	3
Income tax expense (recovery)	3	24
Net earnings (loss)	86	98
Non-controlling interests	26	21
Preference equity shareholders	0	0
Common equity shareholders	60	77
Goodwill	27	0
Identifiable assets	1,475	1,025
Total assets	1,502	1,025
Gross capital expenditures	19	38
NON-REGULATED | Operating segments | Non-Utility
Segment Reporting Information [Line Items]
Revenue	0	171
Energy supply costs	0	0
Operating expenses	0	124
Depreciation and amortization	0	11
Operating income (loss)	0	36
Other income (expenses), net	0	109
Finance charges	0	18
Income tax expense (recovery)	0	13
Net earnings (loss)	0	114
Non-controlling interests	0	0
Preference equity shareholders	0	0
Common equity shareholders	0	114
Goodwill	0	0
Identifiable assets	0	0
Total assets	0	0
Gross capital expenditures	0	9
NON-REGULATED | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	9	24
Energy supply costs	0	0
Operating expenses	108	36
Depreciation and amortization	4	2
Operating income (loss)	(103)	(14)
Other income (expenses), net	0	2
Finance charges	162	94
Income tax expense (recovery)	(101)	(43)
Net earnings (loss)	(164)	(63)
Non-controlling interests	0	0
Preference equity shareholders	75	77
Common equity shareholders	(239)	(140)
Goodwill	0	0
Identifiable assets	130	352
Total assets	130	352
Gross capital expenditures	CAD 10	CAD 19